Prepaid expenses and other current assets (Tables)	3 Months Ended
Mar. 31, 2021
Evolv Technologies Holdings Inc [Member]
Schedule of prepaid expenses and other current assets

	March 31,	December 31,
	2021	2020
Deposits	$2,013	$—
Deferred transaction costs	1,362	—
Short-term contract assets	1,017	—
Prepaid subscriptions	169	594
Other	446	306
Total	$5,007	$900